Summary of Provisions for (Benefit from) Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current, Federal	$ 100,613	$ 38,414	$ 37,539
Current, State	20,738	13,751	13,423
Total current taxes	121,351	52,165	50,962
Current, Federal	(43,658)	4,237	(47,843)
Current, State	(8,662)	(8,820)	(4,417)
Total deferred taxes	(52,320)	(4,583)	(52,260)
Total tax expense (benefit)	$ 69,031	$ 47,582	$ (1,298)